Condensed Consolidated Interim Balance Sheet - USD ($)	Jun. 30, 2025	Mar. 31, 2025	Mar. 31, 2024
CURRENT
Cash and restricted cash	$ 3,255,995	$ 4,816,906	$ 892,727
Accounts receivable	200,000		100,000
Deferred financing costs	33,151	118,546	80,993
Unbilled revenue			1,252,076
Work in progress		6,654
Tax receivable	689,203	604,912	374,964
Prepaid expenses	615,716	636,064	794,351
Total current assets	4,794,065	6,183,082	3,495,111
Due from related parties	68,864	68,080	64,936
Equipment	118,266	125,413	267,259
TOTAL ASSETS	4,981,195	6,376,575	3,827,306
CURRENT
Accounts payable	2,265,506	2,036,916	2,782,502
Accrued liabilities	25,655	41,736	82,500
Deferred grant	17,832	67,732
Deferred revenue		100,000
Promissory notes			2,000,000
Provision for legal claim	9,171,174	8,948,085	9,921,298
Restricted share unit liability	4,025,461	3,911,823	576,214
Total current liabilities	15,505,628	15,106,292	15,362,514
Loans payable	140,347	139,039	140,904
TOTAL LIABILITIES	15,645,975	15,245,331	15,503,418
SHAREHOLDERS’ DEFICIENCY
Additional paid-in capital	16,944,375	15,891,737	13,342,560
Accumulated other comprehensive loss	(504,697)	(675,018)	(920,958)
Deficit	(139,201,468)	(129,562,625)	(86,569,901)
TOTAL SHAREHOLDERS’ DEFICIENCY	(10,664,780)	(8,868,756)	(11,676,112)
TOTAL LIABILITIES AND SHAREHOLDERS’ DEFICIENCY	4,981,195	6,376,575	3,827,306
Class A Subordinate Voting Shares [Member]
SHAREHOLDERS’ DEFICIENCY
Voting Shares, value	$ 112,097,010	105,477,150	62,472,187
Class B Proportionate Voting Shares [Member]
SHAREHOLDERS’ DEFICIENCY
Voting Shares, value